Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in other comprehensive income related to derivative instruments classified as cash flow hedges and as a net investment hedge
Accumulated loss included in other comprehensive income (loss) at beginning of the period				$ (87.6)	$ (87.6)	$ (181.3)
Less: Reclassifications into earnings from other comprehensive income (loss)					72.2	60.2
Total accumulated loss included in other comprehensive income (loss) after reclassifications adjustment					(15.4)	(121.1)
Increase in fair value of derivatives that qualify for hedge accounting					(5.7)	33.5
Accumulated loss included in other comprehensive income (loss) at end of the period					(21.1)	(87.6)
Interest rate contracts | Derivatives in cash flow hedging relationships
Effect of Derivative Instruments of the Consolidated Statement of Operations
Amount of gain or (loss) recognized in OCI (effective portion)						61.3	(26.2)
Amount of gain or (loss) reclassified from accumulated OCI into income					(114.9)	(93.0)	(145.7)
Amount of gain or (loss) recognized in income (ineffective portion)						(2.3)	(6.3)
Foreign exchange contracts | Derivatives in net investment hedging relationships
Effect of Derivative Instruments of the Consolidated Statement of Operations
Amount of gain or (loss) recognized in OCI (effective portion)					(9.2)	(9.4)	(14.8)
Amount of gain or (loss) recognized in income (ineffective portion)							0.5
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income	(24.3)	(41.2)	(10.1)	(88.4)	(89.9)	58.0	(61.6)
Derivatives not designated as hedging instruments | Foreign exchange contracts
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income	$ (1.2)	$ (1.8)	$ (1.2)	$ 1.6	$ (1.5)	$ 2.5	$ 9.1